Fair Value Measurements	12 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
12.	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset and liability in an orderly transaction between market participants at the measurement date. We estimate the fair value of our assets and liabilities using an established three-level hierarchy. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities.
Level 2:	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.
Level 3:	Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the asset or liability. Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that are unable to be corroborated with observable market data.

The fair value of our financial assets and liabilities is determined by reference to market data and other valuation techniques as appropriate. We believe the fair value of our financial instruments, which are principally cash, accounts receivable, prepaid expenses and other current assets, accounts payable and other long term liabilities, approximates their recorded values.

For each period, derivative financial instrument assets and liabilities measured at fair value on a recurring basis are included in the financial statements as per the table below.

		September 30,	September 24,
	Level	2017	2016
Earnout liability (see Note 13)	3	$16,728	$—
Derivative liability (see Note 14)	2	$964	$—
Long term receivable (included in other assets)	2	$3,235	$—
Foreign exchange contract liability (included in other current liabilities)	2	$74	$12

Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the derivative liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s Chief Financial Officer, who reports to the Chief Executive Officer, determines its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Chief Financial Officer and is approved by the Chief Executive Officer.

Level 3 financial liabilities consist of the earnout liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate (see Note 13).

At September 30, 2017 and September 24, 2016, there were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

Foreign currency forward contracts

Throughout the period we enter into contracts to buy and sell foreign currency. These contracts are recorded on the balance sheets at each period end at fair value. These contracts are typically short term in nature with maturities of six months to a year. We entered into forward contracts to sell Euros and to purchase USD and the change in fair value of the derivative is recorded within interest income or expense in the consolidated statements of operations and comprehensive loss. For the periods ended September 30, 2017, September 24, 2016 and September 26, 2015, we realized interest income or expense of $62, $291 and ($488), respectively, from changes in the fair value of the derivative instrument.